NOTES PAYABLE AND LINES OF CREDIT - Floor Plan Notes Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Inventory [Line Items]
Floor plan notes payable	$ 220,176	$ 63,637
Floor plans notes payable - trade
Inventory [Line Items]
Floor plan notes payable	75,387	15,118
Floor plans notes payable - non-trade
Inventory [Line Items]
Floor plan notes payable	$ 144,789	$ 48,519